Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Long-term Debt
As at January 31, 2022 and 2021, the maturity date
s
, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2022
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	2.11%	2.14%	U.S. $1,492.4	$1,891.1	[a]
Term Loans	Mar. 2022 to Dec. 2030	0.75% to 1.90%	0.88% to 4.67%	€ 110.5	149.4
Total long-term debt					$2,040.5
Current					103.1
Non-current					1,937.4
Total long-term debt					$2,040.5
[a]
  Net of unamortized transaction costs of $3.6 million.

January 31, 2021
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	2.12%	2.12%	U.S. $1,207.6	$1,543.0
Term Loan B-2	May 2027	6.00%	6.77%	U.S. $597.0	733.3	[a]
Term Loans	Dec. 2021 to Dec. 2030	0.75% to 1.60%	1.00% to 4.67%	€ 92.6	133.4
Total long-term debt					$2,409.7
Current					25.3
Non-current					2,384.4
Total long-term debt					$2,409.7
[a]
  Net of unamortized transaction costs of $29.5 million.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2022:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2021	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2022
Term Facility	$2,276.3	$380.8	$(776.8)	$(14.8)	$25.6	$1,891.1
Term Loans	133.4	29.1	(2.6)	(12.0)	1.5	149.4
Total	$2,409.7	$409.9	$(779.4)	$(26.8)	$27.1	$2,040.5
The following table explains the changes in long-term debt during the year ended January 31, 2021:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2020	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2021
Term Facility	$1,606.7	$835.0	$(20.2)	$(118.9)	$(26.3)	$2,276.3
Term Loans	38.7	129.3	(32.6)	2.8	(4.8)	133.4
Total	$1,645.4	$964.3	$(52.8)	$(116.1)	$(31.1)	$2,409.7